Equity - Warrants (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016
Disclosure of terms and conditions of share-based payment arrangement [line items]
Warrant outstanding	1,797,563	1,797,563
Warrants exercised (in shares)	(1,012,500)	0
Warrant outstanding	785,063	1,797,563
Net proceeds on issuance of share capital from warrant exercises	$ 2,025	$ 0
Exercise price of $1.50
Disclosure of terms and conditions of share-based payment arrangement [line items]
Warrant outstanding	122,563	122,563
Warrants exercised (in shares)	0	0
Warrant outstanding	122,563	122,563
Exercise price of $2.00
Disclosure of terms and conditions of share-based payment arrangement [line items]
Warrant outstanding	1,675,000	1,675,000
Warrants exercised (in shares)	(1,012,500)	0
Warrant outstanding	662,500	1,675,000